Document and Entity Information	Oct. 26, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001549595
Document Type	8-K
Document Period End Date	Oct. 26, 2022
Entity Registrant Name	NURIX THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39398
Entity Tax Identification Number	27-0838048
Entity Address, Address Line One	1700 Owens Street
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94158
City Area Code	(415)
Local Phone Number	660-5320
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	NRIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false